Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)
Accounting policies [line items]
Foreign exchange convenience rate	6.9618				6.9618
Unremitted insurance premiums	¥ 136,706		¥ 121,151		$ 19,637
Restricted cash balance	24,480		24,480	¥ 24,480	3,566
Impairment loss	0		0	0
Share-based compensation expense	¥ 94,958	$ 13,640	967	811
Valued added tax percentage	6.00%	6.00%
Advertising and marketing expenses	¥ 47,927		21,606	36,215
Cash and cash equivalents and restricted cash	249,327		152,271	¥ 40,280	$ 35,814	$ 21,872	¥ 45,108
Currency risk [Member]
Accounting policies [line items]
Cash and cash equivalents and restricted cash	¥ 247,354		¥ 149,908